Operation lease and other commitment (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future commitment payment due	$ 364,862
Operating lease liability	346,503	$ 404,777
Future minimum payment for insurance premium for lease commitment	16,670
January 1, 2019 [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Immaterial cumulative adjustment to accumulated deficit upon adoption of IFRS 16	$ 11,667
Description for discount rate changes upon adoption of IFRS 16	The discount rate ranges from 6.89% to 7.10%
Operating lease assets upon adoption of IFRS 16	$ 393,000
Operating lease liabilities upon adoption of IFRS 16	$ 405,000
Average remaining term of lease	1 year 6 months 21 days